Equipment (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
		March 31, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$2,327	$384	$1,943

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576